Changes in Number of Shares of Common Stock Issued and Outstanding (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Equity [Abstract]
Common stock, shares issued, beginning balance	1,011,950,206	1,004,638,164	1,004,636,664
Stock issued under exchange offering		7,312,042
Exercise of stock acquisition rights	134,800	0	1,500
Conversion of zero coupon convertible bonds	32,622,761
Common stock, shares issued, ending balance	1,044,707,767	1,011,950,206	1,004,638,164